Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Other financial liabilities
Schedule of other financial liabilities

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Repurchase agreements	25,059	41,257	20,315	37,764
Interbank placements	4,537	4,893	4,533	4,888
Accrued interest payable	4,138	1,738	3,337	1,474
Securities purchased not delivered	3,477	1,880	3,477	1,880
Trade creditors and other accrued expenses[1]	2,191	1,045	1,723	893
Settlement and clearing balances	832	729	805	718
Securities sold short	3,496	3,345	3,496	3,345
Other	1,140	1,473	1,094	1,390
Total other financial liabilities	44,870	56,360	38,780	52,352

1.

In 2023, the Group revised its treatment of ongoing trail commission payable to mortgage brokers. The Group recognised a liability within other financial liabilities equal to the present value of expected future trail commission payable and a corresponding increase in capitalised brokerage costs in loans. The balance as at 30 September 2023 was $1,259 million for the Group and $956 million for the Parent Entity. Refer also to Note 1(iii).